AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 12.4%
	REITS — 11.5%
29,500	Annaly Capital Management, Inc. - REIT	$539,850
15,526	Arbor Realty Trust, Inc. - REIT	215,035
160,833	Armada Hoffler Properties, Inc. - REIT	1,645,322
13,214	Blackstone Mortgage Trust, Inc. - Class A - REIT	230,056
4,500	BXP, Inc. - REIT	334,620
2,852	CorEnergy Infrastructure Trust, Inc. - REIT	20,813
70,447	Global Medical REIT, Inc. - REIT	543,851
49,524	Macerich Co. - REIT[1]	986,518
19,565	Rexford Industrial Realty, Inc. - REIT	756,383
8,200	VICI Properties, Inc. - REIT	239,522
7,000	WP Carey, Inc. - REIT	381,360
		5,893,330
	VENTURE CAPITAL — 0.9%
25,520	Newlake Capital Partners, Inc. - REIT	446,600
	TOTAL COMMON STOCKS
	(Cost $8,491,498)	6,339,930
	PREFERRED STOCKS — 100.0%
	COMMERCIAL SERVICES — 2.9%
36,380	Triton International Ltd. - Series C, 7.375%[2,3,4]	888,763
26,464	Triton International Ltd. - Series D, 6.875%[2,3,4]	592,794
		1,481,557
	REAL ESTATE — 1.4%
32,452	Seritage Growth Properties - Series A, 7.000%[1,2,4]	730,819
	REITS — 89.5%
107,006	AGNC Investment Corp. - Series C, 10.029% (3-Month Term SOFR + 537.26 basis points)[1,2,4,5]	2,757,545
24,243	AGNC Investment Corp. - Series D, 9.250% (3-Month Term SOFR + 459.36 basis points)[1,2,4,5]	617,954
66,316	American Homes 4 Rent - Series G, 5.875%[1,2,4]	1,571,689
58,271	Annaly Capital Management, Inc. - Series F, 9.560% (3-Month Term SOFR + 525.46 basis points)[1,2,4,5]	1,499,313
25,547	Annaly Capital Management, Inc. - Series G, 8.739% (3-Month Term SOFR + 443.36 basis points)[2,4,5]	650,427
30,786	Annaly Capital Management, Inc. - Series I, 9.579% (3-Month Term SOFR + 525.06 basis points)[1,2,4,5]	792,432
43,350	Arbor Realty Trust, Inc. - Series D, 6.375%[1,2,4]	803,709
40,484	Arbor Realty Trust, Inc. - Series E, 6.250%[1,2,4]	755,027
37,603	Arbor Realty Trust, Inc. - Series F, 6.250% (3-Month Term SOFR + 544 basis points)[1,2,4,5]	858,852
92,106	Armada Hoffler Properties, Inc. - Series A, 6.750%[1,2,4]	2,111,069
67,175	Chatham Lodging Trust - Series A, 6.625%[1,2,4]	1,521,514

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
32,183	Chimera Investment Corp. - Series A, 8.000%[1,2,4]	$736,991
52,513	Chimera Investment Corp. - Series C, 7.750% (3-Month USD Libor + 474.3 basis points)[1,2,4,5]	1,215,676
47,934	Chimera Investment Corp. - Series D, 9.924% (3-Month Term SOFR + 559.95 basis points)[2,4,5]	1,179,176
68,292	CTO Realty Growth, Inc. - Series A, 6.375%[1,2,4]	1,578,228
64,379	DiamondRock Hospitality Co. - Series A, 8.250%[1,2,4]	1,651,321
81,990	EPR Properties - Series G, 5.750%[1,2,4]	1,619,302
33,861	Franklin BSP Realty Trust, Inc. - Series E, 7.500%[1,2,4]	687,040
51,512	Global Net Lease, Inc. - Series A, 7.250%[1,2,4]	1,181,685
49,338	Global Net Lease, Inc. - Series B, 6.875%[2,4]	1,058,300
79,855	KKR Real Estate Finance Trust, Inc. - Series A, 6.500%[1,2,4]	1,534,015
44,184	National Storage Affiliates Trust - Series A, 6.000%[1,2,4]	942,887
47,827	Pebblebrook Hotel Trust - Series E, 6.375%[1,2,4]	953,670
52,690	Pebblebrook Hotel Trust - Series F, 6.300%[1,2,4]	1,072,241
59,968	Pebblebrook Hotel Trust - Series G, 6.375%[1,2,4]	1,184,368
45,840	Pebblebrook Hotel Trust - Series H, 5.700%[1,2,4]	848,040
59,412	PennyMac Mortgage Investment Trust - Series C, 6.750%[2,4]	1,122,887
40,814	Rithm Capital Corp. - Series C, 6.375% (3-Month USD Libor + 496.9 basis points)[1,2,4,5]	1,004,841
112,442	RLJ Lodging Trust - Series A, 1.950%[1,4,6]	2,761,575
34,765	SL Green Realty Corp. - Series I, 6.500%[1,2,4]	823,583
52,665	Summit Hotel Properties, Inc. - Series E, 6.250%[1,2,4]	1,077,526
84,253	Summit Hotel Properties, Inc. - Series F, 5.875%[1,2,4]	1,710,336
64,643	Sunstone Hotel Investors, Inc. - Series H, 6.125%[1,2,4]	1,447,357
70,000	Sunstone Hotel Investors, Inc. - Series I, 5.700%[1,2,4]	1,508,500
53,019	TPG RE Finance Trust, Inc. - Series C, 6.250%[1,2,4]	956,993
34,000	UMH Properties, Inc. - Series D, 6.375%[1,2,4]	775,540
68,215	Vornado Realty Trust - Series O, 4.450%[1,2,4]	1,077,797
		45,649,406
	TELECOMMUNICATIONS — 6.2%
31,069	DigitalBridge Group, Inc. - Series H, 7.125%[1,2,4]	780,143
46,997	DigitalBridge Group, Inc. - Series I, 7.150%[1,2,4]	1,153,776
50,480	DigitalBridge Group, Inc. - Series J, 7.125%[1,2,4]	1,253,418
		3,187,337
	TOTAL PREFERRED STOCKS
	(Cost $54,564,651)	51,049,119

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 2.1%
1,047,788	Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.31%[1,7]	$1,047,788
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,047,788)	1,047,788
	TOTAL INVESTMENTS — 114.5%
	(Cost $64,103,937)	58,436,837
	Liabilities in Excess of Other Assets — (14.5)%	(7,413,906)
	TOTAL NET ASSETS — 100.0%	$51,022,931

REIT – Real Estate Investment Trusts

[1]All or a portion of the security is segregated as collateral for line of credit borrowings. As of December 31, 2024, the aggregate value of those securities was $34,331,386, representing 67.3% of net assets.
[2]Callable.
[3]Foreign security denominated in U.S. Dollars.
[4]Perpetual security. Maturity date is not applicable.
[5]Variable rate security.
[6]Convertible security.
[7]The rate is the annualized seven-day yield at period end.